Related Party Transactions	3 Months Ended	4 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 6. RELATED PARTY TRANSACTIONS

Founder Shares

On September 15, 2020, the Sponsor paid $25,000 to cover certain offering costs of the Company in consideration for 8,625,000 shares of Class B common stock (the “Founder Shares”). On November 20, 2020, the Sponsor exchanged 4,791,667 Founder Shares, which were cancelled by the Company, for 5,750,000 alignment shares. On November 20, 2020, the Sponsor transferred 16,000 Founder Shares and 24,000 alignment shares to each of Mr. Museles, Ms. Caldwell and Mr. Fish, the Company’s independent directors, and 50,000 Founder Shares and 50,000 alignment shares to Andrew Wallace, who will serve as an advisor to the Sponsor and provide it with services in connection with the sourcing and completion of a Business Combination. Up to 500,000 Founder Shares and 750,000 alignment shares are subject to forfeiture by the Sponsor to the extent that the underwriter’s over-allotment is not exercised in full or in part so that the Founder Shares and alignment shares will represent 10% and 15%, respectively, of the Company’s issued and outstanding shares of common stock after the Initial Public Offering. The alignment shares are reflected as Class C common stock, have the same rights and conditions are Class B common stock and are more fully described in Note 7. As a result of the underwriter’s election to fully exercise the over-allotment option on December 10, 2020, no Founder Shares or alignment shares are currently subject to forfeiture.

The Sponsor and other holders of Founder Shares and alignment shares have agreed, subject to certain limited exceptions, not to transfer, assign or sell any of the Founder Shares until the earlier to occur of: (A) one year after the completion of a Business Combination or (B) subsequent to a Business Combination, (x) if the last reported sale price of the Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after a Business Combination, or (y) the date on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction that results in all of the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property.

The Sponsor and other holders of Founder Shares and alignment shares have agreed, subject to certain limited exceptions, not to transfer, assign or sell any of the alignment shares until the earlier of: (A) their conversion into shares of Class A common stock; and (B) subsequent to the initial Business Combination, the date on which the Company completes a merger, stock exchange, reorganization or other similar transaction that results in both a change of control and all of the Company’s public stockholders having the right to exchange their shares of Class A common stock for cash, securities or other property.

Administrative Support Agreement

The Company entered into an agreement, commencing on December 7, 2020, pursuant to which it will agree to pay the Sponsor a total of $10,000 per month for office space, administrative and support services. Upon completion of the Business Combination or the Company’s liquidation, the Company will cease paying these monthly fees. For the three months ended March 31, 2021, the Company incurred $30,000 in fees for these services, of which $10,000 is included in accrued expenses in the accompanying balance sheet.

Advance to Related Party

As of March 31, 2021, an aggregate of $25,000 of excess funding was due to be repaid by the Sponsor. The balance was repaid on April 6, 2021.

Promissory Note — Related Party

On September 11, 2020, the Sponsor agreed to loan the Company an aggregate of up to $300,000 to cover expenses related to the Initial Public Offering pursuant to a promissory note (the “Promissory Note”). The Promissory Note is non-interest bearing and payable on the earlier of (i) June 30, 2021 or (ii) the consummation of the Initial Public Offering. As of March 31, 2021 and December 31, 2020, there was no balance outstanding under the Promissory Note. The outstanding balance under the Promissory Note of $83,686 as of December 10, 2020 was repaid on December 15, 2020.

Related Party Loans

In addition, in order to finance transaction costs in connection with a Business Combination, the Sponsor, an affiliate of the Sponsor or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds on a non-interest basis as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans, but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. The Working Capital Loans would be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $1,500,000 of such Working Capital Loans may be convertible into warrants at a price of $1.50 per warrant. The warrants would be identical to the Private Placement Warrants.

NOTE 6. RELATED PARTY TRANSACTIONS

Founder Shares

On September 15, 2020, the Sponsor paid $25,000 to cover certain offering costs of the Company in consideration for 8,625,000 shares of Class B common stock (the “Founder Shares”). On November 20, 2020, the Sponsor exchanged 4,791,667 Founder Shares, which were cancelled by the Company, for 5,750,000 alignment shares. On November 20, 2020, the Sponsor transferred 16,000 Founder Shares and 24,000 alignment shares to each of Mr. Museles, Ms. Caldwell and Mr. Fish, the Company’s independent directors, and 50,000 Founder Shares and 50,000 alignment shares to Andrew Wallace, who will serve as an advisor to the Sponsor and provide it with services in connection with the sourcing and completion of a Business Combination. Up to 500,000 Founder Shares and 750,000 alignment shares are subject to forfeiture by the Sponsor to the extent that the underwriter’s over-allotment is not exercised in full or in part so that the Founder Shares and alignment shares will represent 10% and 15%, respectively, of the Company’s issued and outstanding shares of common stock after the Initial Public Offering. The alignment shares are reflected as Class C common stock, have the same rights and conditions are Class B common stock and are more fully described in Note 8. As a result of the underwriter’s election to fully exercise the over-allotment option on December 10, 2020, no Founder Shares or alignment shares are currently subject to forfeiture.

The Sponsor and other holders of Founder Shares and alignment shares have agreed, subject to certain limited exceptions, not to transfer, assign or sell any of the Founder Shares until the earlier to occur of: (A) one year after the completion of a Business Combination or (B) subsequent to a Business Combination, (x) if the last reported sale price of the Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after a Business Combination, or (y) the date on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction that results in all of the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property.

The Sponsor and other holders of Founder Shares and alignment shares have agreed, subject to certain limited exceptions, not to transfer, assign or sell any of the alignment shares until the earlier of: (A) their conversion into shares of Class A common stock; and (B) subsequent to the initial Business Combination, the date on which the Company completes a merger, stock exchange, reorganization or other similar transaction that results in both a change of control and all of the Company’s public stockholders having the right to exchange their shares of Class A common stock for cash, securities or other property.

Administrative Support Agreement

The Company entered into an agreement, commencing on December 7, 2020, pursuant to which it will agree to pay the Sponsor a total of $10,000 per month for office space, administrative and support services. Upon completion of the Business Combination or the Company’s liquidation, the Company will cease paying these monthly fees. For the period from September 10, 2020 (inception) through December 31, 2020, the Company incurred $7,742 in fees for these services, of which such amount is included in accrued expenses in the accompanying balance sheet.

Promissory Note — Related Party

On September 11, 2020, the Sponsor agreed to loan the Company an aggregate of up to $300,000 to cover expenses related to the Initial Public Offering pursuant to a promissory note (the “Promissory Note”). The Promissory Note is non-interest bearing and payable on the earlier of (i) June 30, 2021 or (ii) the consummation of the Initial Public Offering. As of December 10, 2020, there was $83,686 outstanding under the Promissory Note, which was due on demand. The outstanding balance under the Promissory Note of $83,686 was repaid on December 15, 2020.

Related Party Loans

In addition, in order to finance transaction costs in connection with a Business Combination, the Sponsor, an affiliate of the Sponsor or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds on a non-interest basis as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans, but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. The Working Capital Loans would be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $1,500,000 of such Working Capital Loans may be convertible into warrants at a price of $1.50 per warrant. The warrants would be identical to the Private Placement Warrants.